Summary Prospectus
Touchstone Large Cap Focused Fund	October 30, 2018

Class A Ticker: SENCX Class C Ticker: SCSCX
Class Y Ticker: SICWX Institutional Class Ticker: SCRLX

Before you invest, you may want to review the Fund’s prospectus, which contains information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated October 30, 2018, as amended from time to time, are incorporated by reference into this summary prospectus. For free paper or electronic copies of the Fund’s prospectus and other information about the Fund, go to TouchstoneInvestments.com/Resources, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

TOUCHSTONE LARGE CAP FOCUSED FUND SUMMARY

The Fund’s Investment Goal

The Touchstone Large Cap Focused Fund (the “Fund”) seeks to provide investors with capital appreciation.

The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 80 and 87, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.

Touchstone Large Cap Focused Fund Summary

	Class A		Class C		Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None		1.00%		None	None
Wire Redemption Fee	Up to $15		Up to $15		Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%		0.59%		0.59%	0.59%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%		1.00%		None	None
Other Expenses
Liquidity Provider Expense	0.02%		0.02%		0.02%	0.02%
Other Operating Expenses	0.21%		0.26%		0.27%	0.25%
Total Other Expenses	0.23%		0.28%		0.29%	0.27%
Acquired Fund Fees and Expenses	0.01%		0.01%		0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.10%		1.90%		0.91%	0.89%
Fee Waiver or Expense Reimbursement(2)	(0.07)%		(0.08)%		(0.16)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement(1)(2)	1.03%	(3)	1.82%	(3)	0.75%	0.68%
___________________________________________
(1)Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the seven month fiscal period ended June 30, 2018.
(2)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.00%, 1.79%, 0.72%, and 0.65% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2019. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Touchstone Large Cap Focused Fund Summary

(3)Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement has been restated to reflect the Fund’s current contractual expense limits and will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended June 30, 2018.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$600	$285	$77	$69	$185
3 Years	$826	$589	$274	$263	$589
5 Years	$1,069	$1,019	$488	$472	$1,019
10 Years	$1,767	$2,216	$1,105	$1,077	$2,216

Portfolio Turnover.  The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its assets in large capitalization equity securities. The Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

•
Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 25 to 40 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries.

Touchstone Large Cap Focused Fund Summary

The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and, therefore may, from time to time, have significant exposure to a limited number of issuers.

The Fund’s Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Touchstone Large Cap Focused Fund Summary

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance

Before the Fund commenced operations, the assets and liabilities of the Sentinel Common Stock Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization on October 27, 2017 (the “Reorganization”). The performance information included prior to the Reorganization is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Large Cap Focused Fund - Class A Shares Total Return as of December 31

Best Quarter: Second Quarter 2009 17.55%	Worst Quarter: Fourth Quarter 2008 (21.75)%

The return of the Fund's Class A shares for the nine months ended September 30, 2018 was 10.90%.

Touchstone Large Cap Focused Fund Summary

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Average Annual Total Returns
For the Periods Ended December 31, 2017

	1 Year	5 Years	10 Years
Touchstone Large Cap Focused Fund - Class A
Return Before Taxes	16.91%	13.51%	7.63%
Return After Taxes on Distributions	12.74%	11.09%	6.32%
Return After Ttaxes on Distributions and Sale of Fund Shares	12.99%	10.50%	6.02%
Touchstone Large Cap Focused Fund - Class C
Return Before Taxes	21.11%	13.78%	7.28%
Touchstone Large Cap Focused Fund - Class Y*
Return Before Taxes	23.43%	15.01%	8.54%
Touchstone Large Cap Focused Fund - Institutional Class**
Return Before Taxes	23.57%	14.94%	8.30%
S&P 500® Index
(reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
*Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
**Institutional Class shares of the Fund assumed the performance history of Class R6 shares of the Predecessor Fund. Performance of Class R6 shares of the Predecessor Fund prior to December 23, 2014 (the inception date for Class R6 shares) is based on the Predecessor Fund's Class A share performance.

The Fund’s Management

Investment Advisor

Touchstone Advisors, Inc

Sub-Advisor	Portfolio Manager	Investment Experience with the Fund	Primary Title with Sub-Advisor
Fort Washington Investment Advisors, Inc.	James Wilhelm	Since inception in 2017	Managing Director, Head of Public Equities, & Senior Portfolio Manager

Touchstone Large Cap Focused Fund Summary

Buying and Selling Fund Shares

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional Class
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

Fund shares may be purchased and sold on days that the New York Stock Exchange is open for trading. Existing Class A, Class C and Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon, or through their financial intermediary. Class Y shares are available only through financial intermediaries who have appropriate selling agreements in place with Touchstone Securities. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in IRA accounts and qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. For more information about buying and selling shares, see the Investing with Touchstone section of the Fund’s prospectus or call 1.800.543.0407.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable.

Financial Intermediary Compensation

If you purchase shares in the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

TSF-54BB-TST-SENCX-1810

Touchstone Large Cap Focused Fund Summary

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